Intangible Assets, net and Goodwill (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, net and Goodwill (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount, Total intangible assets	$ 9,985,000	$ 9,985,000
Accumulated amortization, Total intangible assets	(4,609,896)	(3,431,317)
Impairment, Total intangible assets	(3,210,382)
Net carrying amount, Total intangible assets	2,164,722	6,553,683
Gross carrying amount, Capitalized software – Work in progress	13,728,125	11,625,660
Accumulated amortization, Total capitalized software	(8,452,649)	(4,388,524)
Impairment, Capitalized software – In-service	(4,620,920)	(296,483)
Net carrying amount, Capitalized software – Work in progress	654,556	6,940,653
Gross carrying amount, Total finite-lived intangible assets	23,713,125	21,610,660
Accumulated amortization, Total finite-lived intangible assets	(13,062,545)	(7,819,841)
Impairment, Total finite-lived intangible assets	(7,831,302)	(296,483)
Net carrying amount, Total finite-lived intangible assets	$ 2,819,278	$ 13,494,336
Acquired Developed Technology [Member]
Intangible Assets, net and Goodwill (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	6 months	3 years 4 months 6 days
Gross carrying amount, Total intangible assets	$ 5,978,080	$ 5,978,080
Accumulated amortization, Total intangible assets	(3,480,769)	(2,703,157)
Impairment, Total intangible assets	(2,375,645)
Net carrying amount, Total intangible assets	$ 121,666	$ 3,274,923
Acquired Trade Names [Member]
Intangible Assets, net and Goodwill (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	6 months 7 days	3 years 1 month 2 days
Gross carrying amount, Total intangible assets	$ 566,920	$ 566,920
Accumulated amortization, Total intangible assets	(365,627)	(234,160)
Impairment, Total intangible assets	(158,237)
Net carrying amount, Total intangible assets	$ 43,056	$ 332,760
Customer Relationships [Member]
Intangible Assets, net and Goodwill (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	12 years 6 months	10 years 2 months 4 days
Gross carrying amount, Total intangible assets	$ 3,440,000	$ 3,440,000
Accumulated amortization, Total intangible assets	(763,500)	(494,000)
Impairment, Total intangible assets	(676,500)
Net carrying amount, Total intangible assets	$ 2,000,000	$ 2,946,000
Capitalized Software - in-Service [Member]
Intangible Assets, net and Goodwill (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)	1 year 2 months 1 day	2 years 7 days
Gross carrying amount, Capitalized software – Work in progress	$ 12,038,149	$ 8,738,801
Accumulated amortization, Total capitalized software	(8,452,649)	(4,388,524)
Impairment, Capitalized software – In-service	(2,930,944)
Net carrying amount, Capitalized software – Work in progress	$ 654,556	$ 4,350,277
Capitalized software – Work in progress [Member]
Intangible Assets, net and Goodwill (Details) - Schedule of intangible assets [Line Items]
Weighted average remaining amortization period (in years)
Gross carrying amount, Capitalized software – Work in progress	$ 1,689,976	$ 2,886,859
Impairment, Capitalized software – In-service	$ (1,689,976)	(296,483)
Net carrying amount, Capitalized software – Work in progress		$ 2,590,376